Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Summary Compensation Table Total for Third PEO(1) ($)	Compensation Actually Paid to First PEO(1),(2),(3) ($)	Compensation Actually Paid to Second PEO(1),(2),(3) ($)	Compensation Actually Paid to Third PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Adjusted EBITDA ($ Millions)(5)
									TSR ($)	Peer Group TSR ($)
2025	-	-	5,138,573	-	-	918,075	1,288,989	632,264	90.34	138.87	(420)	133
2024	-	-	3,669,650	-	-	8,177,479	1,182,241	2,129,782	126.53	125.63	(39)	222
2023	-	-	3,732,138	-	-	(1,199,645)	1,127,116	(247,468)	62.12	125.68	(102)	139
2022	-	7,992,927	3,164,731	-	5,047,378	6,344,838	1,641,145	2,800,039	147.24	111.67	(15)	177
2021	5,665,507	-	-	3,806,923	-	-	1,336,480	926,166	87.58	127.28	66	127
(1)
Paul Boynton served as First PEO until December 31, 2021. Vito Consiglio served as Second PEO until May 31, 2022. De Lyle W. Bloomquist served as Third PEO from May 31, 2022 to January 5, 2026. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2022	2023 - 2025
Marcus J. Moeltner	Marcus J. Moeltner
Joshua C. Hicks	Joshua C. Hicks
William Manzer	Michael D. Osborne
James Posze	R. Colby Slaughter

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the respective PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Third PEO ($)	Exclusion of Stock Awards for Third PEO ($)	Inclusion of Equity Values for Third PEO ($)	Compensation Actually Paid to Third PEO ($)
2025	5,138,573	(2,649,975)	(1,570,523)	918,075

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,288,989	(475,532)	(181,193)	632,264
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Third PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Third PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Third PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Third PEO ($)	Total - Inclusion of Equity Values for Third PEO ($)
2025	844,166	(2,065,331)	-	(349,358)	-	-	(1,570,523)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	236,855	(350,827)	-	(67,221)	-	-	(181,193)
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Paul Boynton served as First PEO until December 31, 2021. Vito Consiglio served as Second PEO until May 31, 2022. De Lyle W. Bloomquist served as Third PEO from May 31, 2022 to January 5, 2026. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2022	2023 - 2025
Marcus J. Moeltner	Marcus J. Moeltner
Joshua C. Hicks	Joshua C. Hicks
William Manzer	Michael D. Osborne
James Posze	R. Colby Slaughter

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the respective PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Third PEO ($)	Exclusion of Stock Awards for Third PEO ($)	Inclusion of Equity Values for Third PEO ($)	Compensation Actually Paid to Third PEO ($)
2025	5,138,573	(2,649,975)	(1,570,523)	918,075
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Third PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Third PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Third PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Third PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Third PEO ($)	Total - Inclusion of Equity Values for Third PEO ($)
2025	844,166	(2,065,331)	-	(349,358)	-	-	(1,570,523)

Non-PEO NEO Average Total Compensation Amount			$ 1,288,989	$ 1,182,241	$ 1,127,116	$ 1,641,145	$ 1,336,480
Non-PEO NEO Average Compensation Actually Paid Amount			$ 632,264	2,129,782	(247,468)	2,800,039	926,166
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the respective PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,288,989	(475,532)	(181,193)	632,264
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	236,855	(350,827)	-	(67,221)	-	-	(181,193)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the S&P 500 Materials Index.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the S&P 500 Materials Index.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and the Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Three-year cumulative Adjusted EBITDA
Relative TSR
Adjusted Operating Cash Flow

Total Shareholder Return Amount			$ 90.34	126.53	62.12	147.24	87.58
Peer Group Total Shareholder Return Amount			$ 138.87	$ 125.63	$ 125.68	$ 111.67	$ 127.28
Company Selected Measure Amount			133,000,000	222,000,000	139,000,000	177,000,000	127,000,000
PEO Name	Vito Consiglio	De Lyle W. Bloomquist	De Lyle W. Bloomquist	De Lyle W. Bloomquist	De Lyle W. Bloomquist		Paul Boynton
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (420,000,000)	$ (39,000,000)	$ (102,000,000)	$ (15,000,000)	$ 66,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Three-year cumulative Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow
Paul Boynton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	0	0	5,665,507
PEO Actually Paid Compensation Amount			0	0	0	0	3,806,923
Vito Consiglio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	7,992,927	0
PEO Actually Paid Compensation Amount			0	0	0	5,047,378	0
De Lyle Bloomquist [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,138,573	3,669,650	3,732,138	3,164,731	0
PEO Actually Paid Compensation Amount			918,075	$ 8,177,479	$ (1,199,645)	$ 6,344,838	$ 0
PEO | De Lyle Bloomquist [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,649,975)
PEO | De Lyle Bloomquist [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,570,523)
PEO | De Lyle Bloomquist [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			844,166
PEO | De Lyle Bloomquist [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,065,331)
PEO | De Lyle Bloomquist [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | De Lyle Bloomquist [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(349,358)
PEO | De Lyle Bloomquist [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | De Lyle Bloomquist [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(475,532)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(181,193)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			236,855
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(350,827)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,221)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0